AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 96.3%			Natural Grocers by Vitamin Cottage, Inc.	81,636	$738,806
Communication Services - 3.2%			SunOpta, Inc. (Canada)*	131,575	355,253
Bandwidth, Inc. , Class A *,1	3,291	$233,530	Veru, Inc. *	191,139	668,986
Entravision Communications Corp., Class A	109,115	242,235	Total Consumer Staples		5,329,250
Glu Mobile, Inc. *,1	78,570	463,563	Energy - 3.7%
Gray Television, Inc. *,1	104,450	2,118,246	Aspen Aerogels, Inc.*	110,426	913,223
Salem Media Group, Inc.	32,361	44,658	Callon Petroleum Co. *,1	77,350	232,050
TechTarget, Inc. *	88,197	2,239,322	Dawson Geophysical Co.*	51,794	124,305
Total Communication Services		5,341,554	DMC Global, Inc.[1]	11,550	483,136
Consumer Discretionary - 10.8%			Era Group, Inc.*	76,655	761,951
Vera Bradley Inc. *	23,865	228,627	Evolution Petroleum Corp.	69,468	350,119
Aspen Group, Inc.*	173,693	1,518,077	Exterran Corp. *	127,148	686,599
Barnes & Noble Education, Inc. *	32,762	112,701	Matrix Service Co. *	31,596	635,711
Carriage Services, Inc.	22,556	533,901	North American Construction Group,
Century Casinos, Inc. *	31,135	259,355	Ltd. (Canada)	60,322	657,510
			Par Pacific Holdings Inc. *	30,350	610,642
Clarus Corp. [1]	46,992	620,999
			Precision Drilling Corp. (Canada) *	406,123	475,164
Culp, Inc.	13,751	173,675
			Profire Energy, Inc.*	86,538	120,288
Delta Apparel, Inc. *	54,939	1,377,870
			Ring Energy, Inc.*	31,536	68,118
Destination XL Group, Inc. *	176,806	196,255
Everi Holdings, Inc. *,1	64,693	808,662	TransGlobe Energy Corp. (Canada)	60,375	77,280
Grand Canyon Education, Inc. *	17,440	1,365,203	Total Energy		6,196,096
			Financials - 22.2%
Hamilton Beach Brands Holding Co., Class A	22,492	355,374
			Allegiance Bancshares, Inc.*	19,410	722,052
Haverty Furniture Cos., Inc.	37,382	752,500
			AMERISAFE, Inc.	25,810	1,765,920
Johnson Outdoors, Inc., Class A	15,103	1,187,096
Lakeland Industries, Inc. *	15,010	209,239	Arrow Financial Corp.	8,013	280,936
			The Bancorp, Inc.*	96,633	1,143,168
Malibu Boats, Inc. , Class A *	31,853	1,394,843
			Capital City Bank Group, Inc.	4,957	141,374
Marine Products Corp.	11,838	165,732
MasterCraft Boat Holdings, Inc. *	7,890	138,627	Carolina Financial Corp.	8,700	333,645
Monarch Casino & Resort, Inc. *	16,710	896,993	Civista Bancshares, Inc.	11,610	255,536
Points International, Ltd. (Canada) *	15,226	254,122	CNB Financial Corp.	16,671	492,795
			Compass Diversified Holdings, MLP	119,031	2,772,232
Rocky Brands, Inc.	11,391	309,152
			Cowen, Inc. , Class A *,1	51,195	822,704
Ruth's Hospitality Group, Inc.	28,381	581,810
			eHealth, Inc.*,1	13,271	1,395,578
Shoe Carnival, Inc. [1]	16,405	588,283
			Elevate Credit, Inc. *	112,938	656,170
Stoneridge, Inc.*	26,190	729,653
			Ellington Financial, Inc.	44,778	818,094
Tilly's, Inc. , Class A	28,390	241,315
Universal Electronics, Inc. *	35,870	1,776,641	Farmers National Banc Corp.	35,839	566,973
ZAGG, Inc.*,1	181,468	1,371,898	FedNat Holding Co.	23,843	370,282
Total Consumer Discretionary		18,148,603	Financial Institutions, Inc.	15,011	462,489
Consumer Staples - 3.2%			First Bancorp	27,520	976,410
Calavo Growers, Inc. [1]	9,021	691,099	First Business Financial Services, Inc.	7,479	188,321
John B Sanfilippo & Son, Inc.	10,100	851,430	First Defiance Financial Corp.	41,040	1,206,166
Lifevantage Corp. *	52,176	854,643	First Financial Corp.	16,155	674,148
Limoneira Co.	59,889	1,169,033	First Internet Bancorp	19,363	513,313

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Financials - 22.2% (continued)			Fulgent Genetics, Inc. *	41,736	$558,428
First Savings Financial Group, Inc.	2,304	$147,456	Harrow Health, Inc. *,1	58,095	338,113
FS Bancorp, Inc.	3,410	186,595	Harvard Bioscience, Inc. *	52,958	157,285
German American Bancorp, Inc.	32,545	1,112,713	InfuSystem Holdings, Inc.*	56,204	482,230
Goosehead Insurance, Inc., Class A [1]	37,607	1,962,333	Inspire Medical Systems, Inc. *	5,169	386,641
Hallmark Financial Services, Inc. *	92,667	1,593,872	The Joint Corp.*	76,131	1,271,388
HCI Group, Inc.	1,978	87,566	Lantheus Holdings, Inc.*	28,010	490,455
Heritage Financial Corp. [1]	21,987	566,825	LeMaitre Vascular, Inc. [1]	27,801	1,000,419
Heritage Insurance Holdings, Inc.	2,066	24,916	MTBC, Inc.*	6,724	32,611
Independent Bank Corp.	22,066	471,771	Opiant Pharmaceuticals, Inc.*	10,261	130,828
Kinsale Capital Group, Inc. [1]	14,627	1,670,696	OrthoPediatrics Corp. *	42,569	1,955,194
Macatawa Bank Corp.	28,917	305,074	Osmotica Pharmaceuticals PLC (Ireland)*	139,533	898,593
Marlin Business Services Corp.	7,470	147,159	Pro-Dex, Inc.*	4,782	72,208
Mercantile Bank Corp.	40,250	1,318,992	Quanterix Corp. *	21,626	586,281
Metropolitan Bank Holding Corp. *	13,479	662,493	Recro Pharma, Inc.*	59,328	978,319
MidWestOne Financial Group, Inc.	35,220	1,139,015	Repro-Med Systems, Inc.*	59,179	351,523
Northrim BanCorp, Inc.	31,293	1,177,556	SeaSpine Holdings Corp.*	33,950	501,102
On Deck Capital, Inc. *	144,254	588,556	Semler Scientific, Inc. *	5,631	267,473
Pacific Premier Bancorp, Inc.	17,357	517,239	SI-BONE, Inc.*,1	94,124	1,986,958
Palomar Holdings, Inc. *	39,665	2,120,094	Silk Road Medical, Inc. *,1	41,013	1,908,745
Preferred Bank [1]	17,970	1,080,177	Simulations Plus, Inc.	18,808	612,765
Regional Management Corp.*	33,205	914,798	Surmodics, Inc.*	18,240	718,474
Riverview Bancorp, Inc.	20,825	153,272	Tactile Systems Technology, Inc. *,1	31,803	1,787,011
Southern Missouri Bancorp, Inc.	8,190	291,728	US Physical Therapy, Inc.	2,400	281,136
Stock Yards Bancorp, Inc.	15,180	588,073	Utah Medical Products, Inc.	4,719	434,478
Territorial Bancorp, Inc.	5,604	162,684	Veracyte, Inc.*,1	18,689	490,586
Triumph Bancorp, Inc.*	12,900	502,842	Vericel Corp. *,1	99,259	1,627,848
United Community Financial Corp.	75,368	823,772	Zynex, Inc.*,1	119,799	1,151,268
Unity Bancorp, Inc.	6,714	147,171	Total Health Care		28,507,295
Waterstone Financial, Inc.	16,838	294,497	Industrials - 17.1%
Total Financials		37,318,241	ACCO Brands Corp.	221,773	1,916,119
Health Care - 16.9%			Air Transport Services Group, Inc. *	5,700	119,529
Alphatec Holdings, Inc. *	282,306	1,964,850	Allied Motion Technologies, Inc.	22,241	1,019,527
Axonics Modulation Technologies, Inc. *,1	17,841	517,924	Barrett Business Services, Inc.	11,040	914,443
CareDx, Inc. *,1	44,447	1,073,840	Blue Bird Corp. *	15,140	298,712
Computer Programs & Systems, Inc.	23,354	607,204	Casella Waste Systems, Inc., Class A *	14,447	739,542
CRH Medical Corp. (Canada) *	19,917	77,875	CBIZ, Inc.*	26,450	714,150
Cross Country Healthcare, Inc. *	53,065	525,343	Columbus McKinnon Corp.	73,950	2,587,510
CryoLife, Inc.*	22,236	661,299	Covenant Transportation Group, Inc. , Class A*	50,027	634,592
CryoPort, Inc. *,1	25,509	456,866	CPI Aerostructures, Inc. *	2,566	16,936
Cutera, Inc.*	12,812	361,042	CRA International, Inc.	14,863	791,901
Electromed, Inc. *	10,614	103,380	Ducommun, Inc.*	65,912	2,697,778
Exagen, Inc.*	33,865	699,312	Ennis, Inc.	37,910	790,803

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Industrials - 17.1% (continued)			Model N, Inc.*	97,066	$3,027,489
Graham Corp.	23,840	$435,795	Napco Security Technologies, Inc. *,1	44,573	1,310,446
The Greenbrier Cos., Inc.	31,033	747,585	nLight, Inc.*	12,266	215,514
Heidrick & Struggles International, Inc.	15,140	430,279	Novanta, Inc.*	18,390	1,668,525
Heritage-Crystal Clean, Inc. *	13,670	387,545	PC Connection, Inc.	16,357	815,233
Insteel Industries, Inc.	20,733	463,797	PC-Tel, Inc.	31,908	256,859
Kornit Digital, Ltd. (Israel) *	44,167	1,845,297	Sapiens International Corp. NV (Israel)	48,721	1,238,975
Lawson Products, Inc. *	6,863	324,071	SiTime Corp. *	52,963	1,346,319
LB Foster Co., Class A*	8,991	152,487	Sprout Social, Inc. , Class A *	87,763	1,801,774
LiqTech International, Inc. (Denmark) *,1	87,420	568,230	TransAct Technologies, Inc.	8,525	89,683
Lydall, Inc. *	16,880	345,027	Tyler Technologies, Inc. *	1,890	611,755
Marten Transport, Ltd.	19,663	408,204	Unisys Corp.*	65,623	637,199
Mistras Group, Inc. *	37,246	412,313	Vishay Precision Group, Inc. *	42,225	1,458,452
NN, Inc.	22,310	192,535	Total Information Technology		20,884,684
Northwest Pipe Co.*	27,370	895,820	Materials - 2.7%
NV5 Global, Inc. *,1	16,170	1,004,319	FutureFuel Corp.	48,520	531,779
PAM Transportation Services, Inc. *	2,158	115,259	Haynes International, Inc.	8,639	231,611
Patrick Industries, Inc. [1]	53,837	2,793,064	Koppers Holdings, Inc.*	26,155	820,744
PGT Innovations, Inc. *	10,880	168,640	Myers Industries, Inc.	44,152	714,379
Radiant Logistics, Inc. *	95,731	462,381	Trecora Resources *	18,709	126,660
Spartan Motors, Inc.	36,820	625,940	UFP Technologies, Inc.*	22,503	1,049,315
Sterling Construction Co., Inc. *	32,794	432,061	Universal Stainless & Alloy Products, Inc. *,1	83,843	1,110,920
Titan Machinery, Inc. *	46,848	572,014	Total Materials		4,585,408
Transcat, Inc.*	6,141	187,915	Real Estate - 3.3%
Universal Logistics Holdings, Inc.	25,069	423,666	Braemar Hotels & Resorts, Inc. , REIT	100,602	802,804
Vectrus, Inc.*	12,889	718,562	Cedar Realty Trust, Inc. , REIT	183,517	477,144
Willdan Group, Inc. *,1	12,831	425,091	Clipper Realty, Inc. , REIT	17,508	186,635
Total Industrials		28,779,439	Community Healthcare Trust, Inc. , REIT	32,060	1,512,270
Information Technology - 12.4%			Consolidated-Tomoka Land Co.	12,584	798,581
Airgain, Inc. *	33,052	312,341	Plymouth Industrial REIT, Inc.	32,286	594,708
American Software, Inc. , Class A	22,487	335,731	Sotherly Hotels, Inc. , REIT	25,099	156,869
AstroNova, Inc.	4,915	61,143	UMH Properties, Inc. , REIT [1]	68,390	1,080,562
AXT, Inc.*	50,450	196,755	Total Real Estate		5,609,573
Bel Fuse, Inc., Class B	15,107	261,653	Utilities - 0.8%
Clearfield, Inc. *	19,487	247,875	Atlantic Power Corp.*	109,944	262,766
Comtech Telecommunications Corp.	43,590	1,260,187	Global Water Resources, Inc.	1,273	16,078
CyberOptics Corp. *	10,652	239,350	Unitil Corp.	18,910	1,166,558
Digi International, Inc. *	27,028	426,907	Total Utilities		1,445,402
Domo, Inc., Class B*	38,389	929,782	Total Common Stocks
			(Cost $123,246,475)		162,145,545
DSP Group, Inc.*	12,808	185,204
			Exchange Traded Funds - 0.1%
The Hackett Group, Inc.	30,449	470,589	SPDR S&P Regional Banking ETF[1]
IEC Electronics Corp. *	51,990	418,520	(Cost $197,310)	3,550	192,375
Mitek Systems, Inc.*	108,650	1,060,424

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

		Principal
		Amount	Value			Shares	Value

	Short-Term Investments - 4.9%			Other Investment Companies - 2.8%
	Joint Repurchase Agreements - 2.1%[2]			Dreyfus Government Cash Management Fund,
					Institutional Shares, 1.49% [3]	4,605,233	$4,605,233
	Cantor Fitzgerald Securities, Inc. , dated 01/31/20,
	due 02/03/20, 1.600% total to be received			Dreyfus Institutional Preferred Government
	$1,000,133 (collateralized by various				Money Market Fund, Institutional Shares,
	U. S. Government Agency Obligations and				1.52% [3]	80,969	80,969
	U. S. Treasuries, 0.000% - 8.500%, 02/04/20 -			JPMorgan U.S. Government Money Market Fund,
	12/20/69, totaling $1,020,000)	$1,000,000	$1,000,000		IM Shares, 1.52% [3]	83,422	83,422
	Guggenheim Securities LLC, dated 01/31/20, due			Total Other Investment Companies			4,769,624
	02/03/20, 1.600% total to be received $436,415
	(collateralized by various U. S. Government			Total Short-Term Investments
	Agency Obligations and U. S. Treasuries,			(Cost $8,205,981)			8,205,981
	1.625% - 6.000%, 11/01/24 - 07/20/69, totaling			Total Investments - 101.3%
	$445,084)	436,357	436,357	(Cost $131,649,766)			170,543,901
	HSBC Securities USA, Inc., dated 01/31/20, due			Other Assets, less Liabilities - (1.3)%			(2,202,426)
	02/03/20, 1.590% total to be received			Net Assets - 100.0%			$168,341,475
	$1,000,133 (collateralized by various
	U. S. Government Agency Obligations, 3.000% -
	5.500%, 01/01/26 - 07/01/56, totaling
	$1,020,000)	1,000,000	1,000,000
	RBC Dominion Securities, Inc. , dated 01/31/20,
	due 02/03/20, 1.580% total to be received
	$1,000,132 (collateralized by various
	U. S. Government Agency Obligations and
	U. S. Treasuries, 0.000% - 6.500%, 04/23/20 -
	02/01/50, totaling $1,020,000)	1,000,000	1,000,000
	Total Joint Repurchase Agreements		3,436,357

*	Non-income producing security.			ETF	Exchange Traded Fund
[1]	Some of these securities, amounting to $27,055,241 or 16.1% of net assets, were out on			MLP	Master Limited Partnership
	loan to various borrowers and are collateralized by cash and various U. S. Treasury			REIT	Real Estate Investment Trust
	Obligations. See below for more information.			S&P	Standard & Poor's
[2]	Cash collateral received for securities lending activity was invested in these joint
				SPDR Standard & Poor's Depositary Receipt
	repurchase agreements.
[3]	Yield shown represents the January 31, 2020, seven day average yield, which refers to
	the sum of the previous seven days' dividends paid, expressed as an annual
	percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$162,145,545	—	—	$162,145,545
Exchange Traded Funds	192,375	—	—	192,375
Short-Term Investments
Joint Repurchase Agreements	—	$3,436,357	—	3,436,357
Other Investment Companies	4,769,624	—	—	4,769,624
Total Investments in Securities	$167,107,544	$3,436,357	—	$170,543,901

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received

$27,055,241	$3,436,357	$25,309,039	$28,745,396

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:

Collateral	Coupon	Maturity
Type	Range	Date Range

U. S. Treasury Obligations	0.000%-7.625%	02/15/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.